Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives	12 Months Ended
Sep. 30, 2023
Patents [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives, description	Life of the patent
Patents [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives, description	Life of the patent
Licenses [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Licenses [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives	18 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Software [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Others [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Development costs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives, description	(1)
Development costs [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives, description	(1)
Development costs [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives [Line Items]
Estimated useful lives, description	Period of expected future sales from the related project [1]

[1]	Amortization of the asset begins when development is completed, and the asset is available for use.